TAXATION (Details 3) (Subsidiaries, USD $) In Millions, unless otherwise specified	Dec. 31, 2014
PRC
Taxation
Net operating loss carry forwards	$ 3.69
2015
Taxation
Net operating loss carry forwards	0.01
2016
Taxation
Net operating loss carry forwards	0.01
2017
Taxation
Net operating loss carry forwards	0.78
2018
Taxation
Net operating loss carry forwards	0.26
2019
Taxation
Net operating loss carry forwards	$ 2.63